Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of reconciliation of the effective tax rate

	2022	2021	2020
Profit/(loss) before income tax	11,170	(116,317)	111
Tax calculated at the applicable tax rate	(1,396)	14,545	(15)
Effect of different tax rates in other countries	146	82	(9)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(15,004)	(14,665)	401
Tax effect of deductions under special tax regimes	11,620	169	(624)
Tax effect of tax losses brought forward	2,011	395	230
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(372)	(637)	—
Other	(765)	(1,016)	(845)
Income tax expense	(3,760)	(1,127)	(862)